Common Stock	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Common Stock [Line Items]
Common Stock

12.    Common Stock

At December 31, 2020 and 2021, the Company has reserved sufficient shares of common stock for issuance upon conversion of preferred stock, and the exercise of stock options and certain warrants (See Note 10 — Common Stock Warrants). Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of the preferred stockholders.

The Company reserved common stock, on an as-converted basis for issuance as follows:

	December 31,
	2020	2021
Convertible preferred stock	83,044,690	83,044,690
Common stock options issued and outstanding under the Stock Option Plan	17,468,983	21,552,842
Convertible Notes	30,830,292	49,776,337
Remaining shares available for issuance under the Stock Option Plan	5,151,841	3,120,537
Warrants outstanding(1)	2,746,131	5,790,354
Total outstanding common stock and options and remaining shares available	139,241,937	163,284,760

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(1)     At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable are assumed to be 50% of the Excess Amount funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.